STOCKHOLDERS’ EQUITY (Details)																																							3 Months Ended		9 Months Ended			12 Months Ended
	Jul. 31, 2019	Jul. 22, 2019 USD ($) shares	Jul. 19, 2019 USD ($) $ / shares shares	Jul. 08, 2019 USD ($) $ / shares shares	May 02, 2019 USD ($) shares	Mar. 01, 2019 USD ($) shares	Jan. 08, 2019 USD ($) shares	Dec. 12, 2018 $ / shares shares	Nov. 30, 2018 $ / shares shares	Nov. 14, 2018 USD ($) $ / shares shares	Nov. 01, 2018 USD ($) shares	Oct. 23, 2018 USD ($) shares	Sep. 11, 2018 USD ($) $ / shares shares	Sep. 06, 2018 $ / shares shares	Aug. 23, 2018 USD ($) shares	Aug. 20, 2018 USD ($) shares	Aug. 14, 2018 $ / shares shares	Aug. 10, 2018 USD ($) $ / shares shares	Aug. 09, 2018 USD ($) shares	Aug. 08, 2018 $ / shares shares	Aug. 06, 2018 $ / shares shares	Jul. 31, 2018 USD ($) $ / shares shares	Jul. 27, 2018	Jul. 24, 2018 USD ($) $ / shares shares	Jul. 20, 2018 $ / shares shares	Jun. 27, 2018 USD ($) $ / shares shares	Jun. 24, 2018 USD ($) $ / shares shares	Jun. 20, 2018 USD ($) $ / shares shares	Jun. 20, 2018 CAD ($) shares	Jun. 12, 2018 USD ($) shares	Jun. 01, 2018 USD ($)	May 31, 2018	May 14, 2018	Mar. 29, 2018	Mar. 02, 2018	Feb. 28, 2018 $ / shares	Feb. 21, 2018	Feb. 07, 2018	Feb. 28, 2021 USD ($) $ / shares shares	Feb. 29, 2020 USD ($)	Feb. 28, 2021 USD ($) $ / shares shares	Feb. 29, 2020 USD ($) shares	May 31, 2019 USD ($) $ / shares shares	May 31, 2020 USD ($) $ / shares shares	May 31, 2019 USD ($) $ / shares shares	May 31, 2018 USD ($)	Feb. 28, 2019 $ / shares	Jun. 20, 2018 $ / shares
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Common Stock, Shares Authorized (in Shares) | shares																																							750,000,000		750,000,000		750,000,000	750,000,000	750,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares																																							$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized (in Shares) | shares																																							20,000,000		20,000,000		20,000,000	20,000,000	20,000,000
Common Stock, Shares, Issued (in Shares) | shares																																							126,821,416		126,821,416		125,839,095	126,521,416	125,839,095
Common Stock, Shares, Outstanding (in Shares) | shares																																							126,821,416		126,821,416		125,839,095	126,521,416	125,839,095
Imputed Interest, Debt																																												$ 0	$ 807
Increase (Decrease) in Due to Related Parties																																												0	(17,930)
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares			15,677	16,644
Warrants and Rights Outstanding, Term			3 years	3 years
Class of Warrant or Rights, Granted (in Shares) | shares			7,838	8,322					33,463,838
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 1.10	$ 1.10						$ 0.75				$ 0.75			$ 0.75
Debt Conversion, Original Debt, Amount			$ 12,542	$ 13,315																																								0	75,000
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares) | shares																																									500,000
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture																																									$ 80,813
Stock Issued During Period, Value, Issued for Services													$ 25,310											$ 490,000																		$ 22,500		$ 45,000	490,000
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares													31,250											700,000																		100,000
Share Price (in Dollars per share) | $ / shares													$ 0.81											$ 0.70																				$ 0.06
Payments for Commissions																								$ 250,000
Stock Issued During Period, Shares, Acquisitions (in Shares) | shares																										22,058,823
Stock Issued During Period, Value, Acquisitions																										$ 15,441,176															$ 122,720			$ 0	25,313
Proceeds from Issuance or Sale of Equity																																												0	15,535,978
Warrants Issued, Price Per Warrant | (per share)																												$ 0.34																				$ 0.45
Other Noncash Income (Expense)																																												$ 0	$ (403,588)
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares) | shares										5,867				13,684			129,412
Class of Warrant Or Rights, Exercised (in Shares) | shares										25,000				40,000			350,000																								0			0	(415,000)
Stock Issued During Period, Shares, Other (in Shares) | shares											50,000
Stock Issued During Period, Value, Other											$ 47,500
Unit Exercise Price (in Dollars per share) | $ / shares																																									$ 0.80
Debt Instrument, Convertible, Beneficial Conversion Feature																																												$ 0	$ 5,888,707
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity																															$ 1,265,751
Amortization of Debt Discount (Premium)																															35,833								$ 395,070	$ 398,611	$ 1,185,210	$ 1,249,053		1,580,280	921,827
Debt Instrument, Unamortized Discount																															$ 750,000												$ 67,384	$ 0	67,384
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																													$ 5,888,707
(in Dollars per share) | $ / shares									$ 33,463,838																																$ 0			$ 1.10	$ 0.653
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares																																							$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares																																									250,000
Darling Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																														1,808,000
Debt Conversion, Original Debt, Amount																														$ 565,000
Darling Note [Member] | Principal [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																														550,000
Darling Note [Member] | Accrued Interest [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																														$ 15,000
Efrat Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																			183,040
Debt Conversion, Original Debt, Amount																			$ 57,200
Efrat Note [Member] | Principal [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																			55,000
Efrat Note [Member] | Accrued Interest [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																			$ 2,200
Lamadrid Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																											103,989
Debt Conversion, Original Debt, Amount																																											$ 32,497
Lamadrid Note [Member] | Principal [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																											31,250
Lamadrid Note [Member] | Accrued Interest [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																											$ 1,247
Lasky Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares															65,462
Debt Conversion, Original Debt, Amount															$ 26,185
Lasky Note [Member] | Principal [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount															25,000
Lasky Note [Member] | Accrued Interest [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount															$ 1,185
Newcan Funding Notes [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares												196,336
Debt Conversion, Original Debt, Amount												$ 78,534
Newcan Funding Notes [Member] | Principal [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount												75,000
Newcan Funding Notes [Member] | Accrued Interest [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount												$ 3,534
YA II PN, Ltd [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares							640,068			700,616
Class of Warrant or Rights, Granted (in Shares) | shares																									1,250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																									$ 0.60
Debt Conversion, Original Debt, Amount							$ 256,027			$ 280,247
YA II PN, Ltd [Member] | Principal [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount							250,000			250,000
YA II PN, Ltd [Member] | Accrued Interest [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount							$ 6,027			$ 30,247
YA II PN Note #2 [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Instrument, Convertible, Beneficial Conversion Feature																																													$ 362,500
Newcan Convertible Note 8 [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Instrument, Convertible, Beneficial Conversion Feature																																													58,594
Oasis Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Instrument, Original Issue Discount																																													189,180
Navy Capital Debenture 1 [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Instrument, Unamortized Discount																																							$ 3,254,896		$ 3,254,896			$ 3,254,896
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																													3,254,896
Navy Capital Debenture 2 [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Instrument, Unamortized Discount																																							$ 813,724		$ 813,724			813,724
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																													813,724
Navy Capital Debenture 3 [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																													75,415
Navy Capital Debenture 4 [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																													416,653
Navy Capital Debenture 5 [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																													120,100
Navy Capital Debenture 6 [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																													60,049
WestPark Capital Inc [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Unit, Description																																Each warrant entitles the holder to purchase one unit, which consists of one share of common stock and a warrant to purchase one share of common stock, for C$0.65 per share
Common Stock [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services																																										$ 10		$ 10	$ 73
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares																																										100,000			731,250
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares) | shares																																										32,321		32,321	3,697,511
Unit Issued (in Shares) | shares																																													559,750
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares																																									300,000
Additional Paid-in Capital [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services																																										$ 22,490		$ 22,490	$ 515,240
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																													5,888,707
Service Provider [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services																																												$ 22,500
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares																																												100,000
Cancellation of Contract																																									$ 22,500
Stock Repurchased and Retired During Period, Shares (in Shares) | shares																																									100,000
Service [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Cancellation of Contract																																									$ 3,250
Stock Repurchased and Retired During Period, Shares (in Shares) | shares																																									25,000
Chief Executive Officer [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares) | shares		500,000
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture		$ 355,000
APIC, Share-based Payment Arrangement, Increase for Cost Recognition																																												$ 29,583	325,417
Share-based Payment Arrangement, Expense																																												29,583	325,417
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																						1 year
Chief Executive Officer [Member] | Common Stock [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture		50
Chief Executive Officer [Member] | Additional Paid-in Capital [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture		$ 354,950
Chief Operating Officer [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares) | shares		50,000
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture		$ 35,495				$ 215,500
APIC, Share-based Payment Arrangement, Increase for Cost Recognition																																												2,958	32,542
Share-based Payment Arrangement, Expense																																												2,958	32,542
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings (in Shares) | shares						500,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year					2 years
Chief Operating Officer [Member] | Common Stock [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture																																												5
Chief Operating Officer [Member] | Additional Paid-in Capital [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture																																												$ 35,495
David Lamadrid [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services																											$ 264,000
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares																											600,000
Share Price (in Dollars per share) | $ / shares																											$ 0.44
Share-based Payment Arrangement, Expense																																													50,680	$ 213,320
Chief Financial Officer [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares) | shares																																									50,000
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings (in Shares) | shares					50,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																							4 months
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures					$ 17,995
Chief Financial Officer [Member] | Darling Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
APIC, Share-based Payment Arrangement, Increase for Cost Recognition																																													1,428
Private Placement, Westpark Offering [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																										$ 0.50										$ 0.75
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares																										1,368,250
Private Placement, Westpark Offering [Member] | Lamadrid Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Warrant, Term of Warrants																																		3 years		3 years	3 years	3 years
To Be Issued to Officers [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares) | shares																																												154,014
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture																																												$ 791,668
Stock To Be Issued [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services																																										$ 45,000		$ 45,000
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares																																									133,332	200,000		200,000
Special Warrants [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares) | shares																3,042,167												28,973,020	28,973,020
Class of Warrant or Right, Exercise Price of Warrants or Rights | (per share)																												$ 0.65																			$ 0.65	$ 0.45
Payments for Commissions																												$ 799,053	$ 1,043,028
Proceeds from Issuance or Sale of Equity																												$ 9,785,978	$ 13,037,859
Warrant Description																												Each special warrant was automatically exercisable, for no additional consideration, into units of the Company on the earlier of: (i) the date that was five business days following the date on which the Company obtained a receipt from the applicable securities regulatory authorities in each of the jurisdictions in Canada in which the special warrants were sold for a final prospectus qualifying the distribution of the units, which was intended to be no later than November 30, 2018, and (ii) the date that was four months and one day after the completion of the Company’s acquisition of all of the membership interests in Alternative Solutions, known as Oasis Cannabis	Each special warrant was automatically exercisable, for no additional consideration, into units of the Company on the earlier of: (i) the date that was five business days following the date on which the Company obtained a receipt from the applicable securities regulatory authorities in each of the jurisdictions in Canada in which the special warrants were sold for a final prospectus qualifying the distribution of the units, which was intended to be no later than November 30, 2018, and (ii) the date that was four months and one day after the completion of the Company’s acquisition of all of the membership interests in Alternative Solutions, known as Oasis Cannabis
Other Noncash Income (Expense)																												$ 403,588
Adjustments to Additional Paid in Capital, Warrant Issued																												$ 1,495,373
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																												36 months	36 months
Class of Warrants or Rights, Value																												$ 1,413,300
Warrant, Term of Warrants																												3 years	3 years
Other Noncash Expense																$ 7,142,550
Unit, Description																the unexercised special warrants were adjusted to entitle the holders to receive 1.1 units instead of one unit of the Company
Special Warrants [Member] | Underlying Stock [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Proceeds from Issuance or Sale of Equity																												$ 4,226,394
Special Warrants [Member] | Underlying Warrants [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Proceeds from Issuance or Sale of Equity																												$ 5,559,584
Special Warrants [Member] | Finance Fee [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares) | shares																												1,448,651	1,448,651
Special Warrants [Member] | Compensation Warrants [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares) | shares																												2,317,842	2,317,842
Navy Green Capital Offering [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares) | shares																				6,875,000	7,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																				$ 0.60	$ 0.60	$ 0.60
Warrant, Term of Warrants																						3 years
Number of Units Issued (in Shares) | shares																						7,500,000
Unit, Price Per Unit (in Dollars per share) | $ / shares																						$ 0.40
Units, Value, Subscriptions																						$ 3,000,000
Unit, Description																						The units collectively represent (i) 7,500,000 shares of common stock, and (ii) three-year warrants to purchase an aggregate of 7,500,000 shares of common stock at an exercise price of $0.60 per share of common stock
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares																						7,500,000
Navy Capital [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																		$ 0.60
Number of Units Issued (in Shares) | shares																		6,875,000
Unit, Price Per Unit (in Dollars per share) | $ / shares																		$ 0.40
Units, Value, Subscriptions																		$ 2,750,000
Number of Subscription Agreements																		5
Debenture Offering, Advisory and Agent Fees [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
APIC, Share-based Payment Arrangement, Increase for Cost Recognition																																													557,335
Unit Issued (in Shares) | shares								559,750
Unit Exercise Price (in Dollars per share) | $ / shares								$ 1.10
In Connection with Sale of Convertible Debt [Member] | YA II PN, Ltd [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Warrant, Term of Warrants																																	5 years
Issued to Consultants [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Warrant, Term of Warrants																																			3 years
Debenture Offering [Member] | Compensation Warrants [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares) | shares								268,680
Adjustments to Additional Paid in Capital, Warrant Issued																																													$ 874,457
Debenture Offering [Member] | Debenture Offering, Advisory and Agent Fees [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Warrant, Term of Warrants								3 years
Unit, Description								Each warrant entitles the holder to purchase a unit for $0.80, which unit consists of one share of common stock and a warrant to purchase one-half share of common stock at an exercise price of $1.10 per share
Issued to Officers [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture																																									$ 124,582